Capital Structure, Common Stock - At-the-Market Offering Program (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
At the Market Offering Program [Abstract]
Gross proceeds	$ 5,823	$ 0
At-the-market Offering [Member]
At the Market Offering Program [Abstract]
Shares issued (in shares)	576,120
Gross proceeds	$ 5,091
Offering expenses	$ 194